Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
(8)	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of:

	As of
	March 31,	December 31,
(in $ millions)	2022	2021
Accrued payroll and related costs	$160	$198
Accrued operating expenses	131	147
Accrued restructuring costs (see note 9)	57	69
Client deposits	45	59
Deferred revenue	25	18
Value added and similar taxes payable	9	6
Income tax payable	7	7
Other payables	14	15
Accrued expenses and other current liabilities	$448	$519

(13)	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of:

	As of December 31,
(in $ millions)	2021	2020
Accrued payroll and related costs	$198	$126
Accrued operating expenses	147	120
Accrued restructuring costs (see note 14)	69	97
Client deposits	59	33
Deferred revenue	18	18
Value added and similar taxes payable	6	43
Income tax payable	7	—
Other payables	15	3
Accrued expenses and other current liabilities	$519	$440